Accounts Receivable (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Accounts Receivable (Tables) [Line Items]
Schedule of Accounts Receivable

Accounts receivable is recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Accounts receivable consist of the following:

	Successor
	June 30, 2025	December 31, 2024
Accounts receivable	$204,555	$216,613
Unbilled receivable	56,281	24,171
Allowance for credit losses	(3,190)	(4,264)
Total accounts receivable, net	$257,646	$236,520

Accounts receivables are recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Accounts receivable consist of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
Accounts receivables	$216,613	$211,097
Unbilled receivables	24,171	24,388
Allowance for credit losses	(4,264)	(2,241)
Total accounts receivables, net	$236,520	$233,244

Schedule of Allowance for Credit Losses	The following table presents the allowance for credit losses activity:
	Successor December 31, 2024	Predecessor December 31, 2023
Beginning balance	$—	$1,098
Initial allowance for credit losses	1,867	—
Provision	2,703	1,353
Accounts written off	(306)	(226)
Foreign currency translation	—	16
Ending balance	$4,264	$2,241

NV5 Global, Inc. [Member]
Accounts Receivable (Tables) [Line Items]
Schedule of Accounts Receivable

Billed and unbilled receivables consists of the following:

	June 28, 2025	December 28, 2024
Billed receivables	$205,347	$202,729
Less: allowance for doubtful accounts	(4,288)	(4,160)
Billed receivables, net	$201,059	$198,569

Unbilled receivables	$127,605	$142,835
Less: allowance for doubtful accounts	(883)	(909)
Unbilled receivables, net	$126,722	$141,926

Billed and unbilled receivables were as follows:

	December 28, 2024	December 30, 2023
Billed receivables	$202,729	$155,988
Less: allowance for doubtful accounts	(4,160)	(3,395)
Billed receivables, net	$198,569	$152,593

Unbilled receivables	$142,835	$113,578
Less: allowance for doubtful accounts	(909)	(2,274)
Unbilled receivables, net	$141,926	$111,304

Schedule of Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts was as follows:

	December 28, 2024	December 30, 2023
Balance as of the beginning of the year	$5,669	$5,687
Provision for doubtful accounts	1,746	1,261
Write-offs of uncollectible accounts	(2,346)	(1,279)
Balance as of the end of the year	$5,069	$5,669